STOCK-BASED COMPENSATION (Details) - RSUs [Member] - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Outstanding, beginning of period	15,735,000
Granted	174,493	15,735,000
Outstanding, end of period	1,747,993	15,735,000
Outstanding at beginning of year, weighted average exercise price (per share)	$ 1.55
Granted during the year, weighted average exercise price (per share)		1.55
Outstanding at end of year, weighted average exercise price (per share)		$ 1.55